VINTAGE UNIVERSAL LIFE

ANNUAL REPORT
DECEMBER 31, 1996

                THE TRAVELERS VARIABLE LIFE INSURANCE
                SEPARATE ACCOUNT THREE

[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

ASSETS:
  Investments in eligible funds at market value:
    The Travelers Series Trust:
      Zero Coupon Bond Fund Portfolio Series 1998, 1,158 shares (cost $11,776)................. $     11,568
      Zero Coupon Bond Fund Portfolio Series 2000, 5,324 shares (cost $53,579).................       53,029
      Zero Coupon Bond Fund Portfolio Series 2005, 37,501 shares (cost $366,285)...............      373,883
    Travelers Series Fund Inc.:
      Alliance Growth Portfolio, 68,401 shares (cost $1,050,107)...............................    1,147,766
      Van Kampen American Capital Enterprise Portfolio, 29,710 shares (cost $440,601)..........      469,712
      TBC Managed Income Portfolio, 1,581 shares (cost $16,819)................................       16,921
      Smith Barney High Income Portfolio, 25,399 shares (cost $298,004)........................      300,723
      Smith Barney International Equity Portfolio, 55,016 shares (cost $659,294)...............      690,995
      Smith Barney Income and Growth Portfolio, 24,518 shares (cost $354,175)..................      369,236
      Smith Barney Money Market Portfolio, 1,085,663 shares (cost $1,085,663)..................    1,085,663
      Putnam Diversified Income Portfolio, 22,857 shares (cost $263,403).......................      264,451
      MFS Total Return Portfolio, 67,110 shares (cost $862,942)................................      883,844
      AIM Capital Appreciation Portfolio, 66,141 shares (cost $697,113)........................      729,533
    Smith Barney Series Fund:
      Total Return Portfolio, 35,638 shares (cost $513,944)....................................      560,592
                                                                                                ------------

         Total Investments (cost $6,673,705)...................................................               $  6,957,916

  Receivables:
    Dividends..................................................................................                     23,111
    Premium payments and transfers from other Travelers accounts...............................                         68
  Other assets.................................................................................                         15
                                                                                                              ------------

      Total Assets.............................................................................                  6,981,110
                                                                                                              ------------

LIABILITIES:
  Payable for contract surrenders and transfers to other Travelers accounts....................                      9,529
  Accrued liabilities..........................................................................                      1,065
                                                                                                              ------------

      Total Liabilities........................................................................                     10,594
                                                                                                              ------------

NET ASSETS:                                                                                                   $  6,970,516
                                                                                                              ============





                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME:
  Dividends....................................................................................               $    176,298

EXPENSES:
  Insurance charges............................................................................ $     29,048
  Administrative fees..........................................................................       12,827
                                                                                                ------------
    Total expenses.............................................................................                     41,875
                                                                                                              ------------

      Net investment income....................................................................                    134,423
                                                                                                              ------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from investments sold.............................................................    5,811,247
    Cost of investments sold...................................................................    5,782,288
                                                                                                ------------

      Net realized gain........................................................................                     28,959

  Change in unrealized gain (loss) on investments:
    Unrealized loss at December 31, 1995.......................................................       (2,936)
    Unrealized gain at December 31, 1996.......................................................      284,211
                                                                                                ------------

      Net change in unrealized gain (loss) for the year........................................                    287,147
                                                                                                              ------------

         Net realized gain and change in unrealized gain (loss)................................                    316,106
                                                                                                              ------------

  Net increase in net assets resulting from operations.........................................               $    450,529
                                                                                                              ============



                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1996 AND
            THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1995

                                                                                                          1996           1995
                                                                                                          ----           ----
OPERATIONS:
  Net investment income.............................................................................   $    134,423  $      4,510
  Net realized gain (loss) from investment transactions.............................................         28,959            (7)
  Net change in unrealized gain (loss) on investments...............................................        287,147        (2,936)
                                                                                                       ------------  ------------

    Net increase in net assets resulting from operations............................................        450,529         1,567
                                                                                                       ------------  ------------

UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 7,306,792 and 232,440 units, respectively).......................................      7,516,947       233,982
  Participant transfers from other Travelers accounts
    (applicable to 5,161,526 and 129,995 units, respectively).......................................      5,671,103       130,824
  Contract surrenders
    (applicable to 64,125 and 1,487 units, respectively)............................................        (69,391)       (1,501)
  Participant transfers to other Travelers accounts
    (applicable to 6,632,386 and 129,809 units, respectively).......................................     (6,832,721)     (130,823)
                                                                                                       ------------  ------------

      Net increase in net assets resulting from unit transactions...................................      6,285,938       232,482
                                                                                                       ------------  ------------

         Net increase in net assets.................................................................      6,736,467       234,049

NET ASSETS:
  Beginning of period...............................................................................        234,049             -
                                                                                                       ------------  ------------

  End of period.....................................................................................   $  6,970,516  $    234,049
                                                                                                       ============  ============



                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Variable Life Insurance Separate Account Three ("Separate Account Three") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Separate Account Three is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant premium payments applied to Separate Account Three are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Separate Account Three are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio (formerly American Capital Enterprise Portfolio), TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.); and Total Return Portfolio of Smith Barney Series Fund. All eligible funds are managed by affiliates of The Travelers. The Travelers Series Trust and Smith Barney Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. is incorporated under Maryland law. Not all funds are available in all states.

    The following is a summary of significant accounting policies consistently followed by Separate Account Three in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Separate Account Three form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Three. Separate Account Three is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $12,223,279 and $5,811,247, respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $6,673,705 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $284,969. Gross unrealized depreciation for all investments at December 31, 1996 was $758.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 0.90% of the average net assets of Separate Account Three on an annual basis. (Contracts in this category are identified as Price I in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price II in Note 4.)

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.40% of the average net assets of Separate Account Three on an annual basis.

    The Travelers receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). The Travelers received no contingent surrender charges for the year ended December 31, 1996 and the period December 4, 1995 (date operations commenced) to December 31, 1995.

4.  NET CONTRACT OWNERS' EQUITY


                                                                                 DECEMBER 31, 1996
                                                              ------------------------------------------------------------
                                                                                       UNIT                 NET
                                                                 UNITS                 VALUE              ASSETS
                                                                 -----                 -----              ------
The Travelers Series Trust
 Zero Coupon Bond Fund Portfolio Series 1998
  Price I................................................            11,880     $           1.025   $          12,179
 Zero Coupon Bond Fund Portfolio Series 2000
  Price I................................................            54,981                 1.013              55,722
 Zero Coupon Bond Fund Portfolio Series 2005
  Price I................................................           393,923                 0.994             391,640

Travelers Series Fund Inc.
 Alliance Growth Portfolio
  Price I................................................           852,007                 1.318           1,123,117
  Price II...............................................            18,536                 1.321              24,477
 Van Kampen American Capital Enterprise Portfolio
  Price I................................................           355,017                 1.229             436,297
  Price II...............................................            27,097                 1.231              33,353
 TBC Managed Income Portfolio
  Price I................................................            16,739                 1.010              16,907
 Smith Barney High Income Portfolio
  Price I................................................           234,385                 1.148             268,963
  Price II...............................................            27,591                 1.150              31,718
 Smith Barney International Equity Portfolio
  Price I................................................           578,127                 1.195             690,917
 Smith Barney Income and Growth Portfolio
  Price I................................................           305,299                 1.179             359,808
  Price II...............................................             7,940                 1.180               9,372
 Smith Barney Money Market Portfolio
  Price I................................................         1,031,783                 1.045           1,077,958
 Putnam Diversified Income Portfolio
  Price I................................................           230,611                 1.066             245,906
  Price II...............................................            17,331                 1.068              18,508
 MFS Total Return Portfolio
  Price I................................................           712,693                 1.138             811,353
  Price II...............................................            63,475                 1.140              72,378
 AIM Capital Appreciation Portfolio
  Price I................................................           618,631                 1.158             716,195
  Price II...............................................            11,415                 1.160              13,236

Smith Barney Series Fund
 Total Return Portfolio
  Price I................................................           420,517                 1.293             543,715
  Price II...............................................            12,968                 1.295              16,797
                                                                                                    -----------------

Net Contract Owners' Equity.......................................................................  $       6,970,516
                                                                                                    =================

5. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                ZERO COUPON BOND              ZERO COUPON BOND
                                                                 FUND PORTFOLIO                FUND PORTFOLIO
                                                                   SERIES 1998                   SERIES 2000
                                                            ---------------------------  -----------------------------
                                                                1996           1995           1996           1995
                                                                ----           ----           ----           ----
INVESTMENT INCOME:
Dividends.................................................  $        625  $           -   $      2,715  $           -
                                                            ------------  -------------   ------------  -------------
EXPENSES:
Insurance charges.........................................            50              -            168              -
Administrative fees.......................................            22              -             74              -
                                                            ------------  -------------   ------------  -------------
      Net investment income (loss)........................           553              -          2,473              -
                                                            ------------  -------------   ------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................            99              -            467              -
    Cost of investments sold..............................            97              -            453              -
                                                            ------------  -------------   ------------  -------------

      Net realized gain (loss)............................             2              -             14              -
                                                            ------------  -------------   ------------  -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............             -              -              -              -
    Unrealized gain (loss) end of period..................          (208)             -           (550)             -
                                                            ------------  -------------   ------------  -------------

      Net change in unrealized gain (loss) for the period.          (208)             -           (550)             -
                                                            ------------  -------------   ------------  -------------

Net increase in net assets
      resulting from operations...........................           347              -          1,937              -
                                                            ------------  -------------   ------------  -------------



UNIT TRANSACTIONS:
Participant premium payments..............................             -              -              -              -
Participant transfers from other Travelers accounts.......        11,928              -         54,107              -
Contract surrenders.......................................           (96)             -           (322)             -
Participant transfers to other Travelers accounts.........             -              -              -              -
                                                            ------------  -------------   ------------  -------------

    Net increase in net assets resulting
      from unit transactions..............................        11,832              -         53,785              -
                                                            ------------  -------------   ------------  -------------

      Net increase in net assets..........................        12,179              -         55,722              -



NET ASSETS:
    Beginning of period...................................             -              -              -              -
                                                            ------------  -------------   ------------  -------------

    End of period.........................................  $     12,179  $           -   $     55,722  $           -
                                                            ============  =============   ============  =============


                                                                  ZERO COUPON BOND
                                                                   FUND PORTFOLIO
                                                                     SERIES 2005
                                                              ------------------------
                                                                  1996        1995
                                                                  ----        ----
INVESTMENT INCOME:
Dividends.................................................    $     17,813  $        -
                                                              ------------  ----------
EXPENSES:
Insurance charges.........................................           1,871           -
Administrative fees.......................................             832           -
                                                              ------------  ----------
      Net investment income (loss)........................          15,110           -
                                                              ------------  ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................         143,755           -
    Cost of investments sold..............................         137,717           -
                                                              ------------  ----------

      Net realized gain (loss)............................           6,038           -
                                                              ------------  ----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............               -           -
    Unrealized gain (loss) end of period..................           7,598           -
                                                              ------------  ----------

      Net change in unrealized gain (loss) for the period.           7,598           -
                                                              ------------  ----------

Net increase in net assets
      resulting from operations...........................          28,746           -
                                                              ------------  ----------



UNIT TRANSACTIONS:
Participant premium payments..............................               -           -
Participant transfers from other Travelers accounts.......         504,315           -
Contract surrenders.......................................          (5,076)          -
Participant transfers to other Travelers accounts.........        (136,345)          -
                                                              ------------  ----------

    Net increase in net assets resulting
      from unit transactions..............................         362,894           -
                                                              ------------  ----------

      Net increase in net assets..........................         391,640           -



NET ASSETS:
    Beginning of period...................................               -           -
                                                              ------------  ----------

    End of period.........................................    $    391,640  $        -
                                                              ============  ==========

                                    VAN KAMPEN
                                  AMERICAN CAPITAL                 TBC MANAGED                   SMITH BARNEY
 ALLIANCE GROWTH PORTFOLIO      ENTERPRISE PORTFOLIO            INCOME PORTFOLIO              HIGH INCOME PORTFOLIO
---------------------------- ----------------------------  ---------------------------   ----------------------------
   1996           1995           1996           1995           1996           1995           1996           1995
   ----           ----           ----           ----           ----           ----           ----           ----
$     42,246  $         592   $      1,328  $         658   $        741  $           -   $     17,135  $       1,118
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

       4,402              4          1,790              4            108              -          1,160              6
       1,891              2            790              2             31              -            517              2
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------
      35,953            586         (1,252)           652            602              -         15,458          1,110
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------




      48,032             45         69,063             46         14,296              -          6,114             61
      44,860             46         62,757             47         14,376              -          6,031             63
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

       3,172             (1)         6,306             (1)           (80)             -             83             (2)
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


        (424)             -           (369)             -              -              -           (967)             -
      97,659           (424)        29,111           (369)           102              -          2,719           (967)
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

      98,083           (424)        29,480           (369)           102              -          3,686           (967)
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


     137,208            161         34,534            282            624              -         19,227            141
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------




           -              -              -              -              -              -              -              -
   1,015,173         19,480        455,052         19,480         30,519              -        257,425         25,973
      (7,881)           (43)        (3,537)           (43)          (160)             -         (2,028)           (57)
     (16,504)             -        (36,118)             -        (14,076)             -              -              -
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------


     990,788         19,437        415,397         19,437         16,283              -        255,397         25,916
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

   1,127,996         19,598        449,931         19,719         16,907              -        274,624         26,057




      19,598              -         19,719              -              -              -         26,057              -
------------  -------------   ------------  -------------   ------------  -------------   ------------  -------------

$  1,147,594  $      19,598   $    469,650  $      19,719   $     16,907  $           -   $    300,681  $      26,057
============  =============   ============  =============   ============  =============   ============  =============

5. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)

                                                                    SMITH BARNEY               SMITH BARNEY INCOME
                                                            INTERNATIONAL EQUITY PORTFOLIO     AND GROWTH PORTFOLIO
                                                            ------------------------------ ---------------------------
                                                                1996           1995           1996           1995
                                                                ----           ----           ----           ----
INVESTMENT INCOME:
Dividends.................................................  $        656  $           -   $      8,374  $           -
                                                            ------------  -------------   ------------  -------------
EXPENSES:
Insurance charges.........................................         2,851              -          1,047              -
Administrative fees.......................................         1,285              -            481              -
                                                            ------------  -------------   ------------  -------------
      Net investment income (loss)........................        (3,480)             -          6,846              -
                                                            ------------  -------------   ------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................        55,450              -          8,241              -
    Cost of investments sold..............................        51,992              -          7,586              -
                                                            ------------  -------------   ------------  -------------

      Net realized gain (loss)............................         3,458              -            655              -
                                                            ------------  -------------   ------------  -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............             -              -              -              -
    Unrealized gain (loss) end of period..................        31,701              -         15,061              -
                                                            ------------  -------------   ------------  -------------

      Net change in unrealized gain (loss) for the period.        31,701              -         15,061              -
                                                            ------------  -------------   ------------  -------------

Net increase in net assets
      resulting from operations...........................        31,679              -         22,562              -
                                                            ------------  -------------   ------------  -------------



UNIT TRANSACTIONS:
Participant premium payments..............................             -              -              -              -
Participant transfers from other Travelers accounts.......       675,175              -        349,020              -
Contract surrenders.......................................        (5,762)             -         (2,173)             -
Participant transfers to other Travelers accounts.........       (10,175)             -           (229)             -
                                                            ------------  -------------   ------------  -------------

    Net increase in net assets resulting
      from unit transactions..............................       659,238              -        346,618              -
                                                            ------------  -------------   ------------  -------------

      Net increase in net assets..........................       690,917              -        369,180              -



NET ASSETS:
    Beginning of period...................................             -              -              -              -
                                                            ------------  -------------   ------------  -------------

    End of period.........................................  $    690,917  $           -   $    369,180  $           -
                                                            ============  =============   ============  =============


                                                                     SMITH BARNEY
                                                                MONEY MARKET PORTFOLIO
                                                              --------------------------
                                                                  1996        1995
                                                                  ----        ----
INVESTMENT INCOME:
Dividends.................................................    $     35,383  $      467
                                                              ------------  ----------
EXPENSES:
Insurance charges.........................................           6,616          84
Administrative fees.......................................           2,951          38
                                                              ------------  ----------
      Net investment income (loss)........................          25,816         345
                                                              ------------  ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................       5,258,439     130,064
    Cost of investments sold..............................       5,258,439     130,064
                                                              ------------  ----------

      Net realized gain (loss)............................               -           -
                                                              ------------  ----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............               -           -
    Unrealized gain (loss) end of period..................               -           -
                                                              ------------  ----------

      Net change in unrealized gain (loss) for the period.               -           -
                                                              ------------  ----------

Net increase in net assets
      resulting from operations...........................          25,816         345
                                                              ------------  ----------



UNIT TRANSACTIONS:
Participant premium payments..............................       7,516,947     233,982
Participant transfers from other Travelers accounts.......           3,943         958
Contract surrenders.......................................         (22,964)     (1,216)
Participant transfers to other Travelers accounts.........      (6,549,030)   (130,823)
                                                              ------------  ----------

    Net increase in net assets resulting
      from unit transactions..............................         948,896     102,901
                                                              ------------  ----------

      Net increase in net assets..........................         974,712     103,246



NET ASSETS:
    Beginning of period...................................         103,246           -
                                                              ------------  ----------

    End of period.........................................    $  1,077,958  $  103,246
                                                              ============  ==========

           PUTNAM                                                   AIM CAPITAL
DIVERSIFIED INCOME PORTFOLIO    MFS TOTAL RETURN PORTFOLIO      APPRECIATION PORTFOLIO       TOTAL RETURN PORTFOLIO
----------------------------  -----------------------------  ---------------------------  ----------------------------
   1996            1995           1996           1995           1996           1995           1996           1995
   ----            ----           ----           ----           ----           ----           ----           ----
$     14,072  $            -   $     25,738  $       1,838   $        699  $           -   $      8,773  $           -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------

       1,179               -          2,709             15          3,188              -          1,909              -
         526               -          1,209              6          1,368              -            850              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------
      12,367               -         21,820          1,817         (3,857)             -          6,014              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------




      58,679               -         31,996            152         65,648              -         50,968              -
      57,370               -         30,021            155         62,993              -         47,596              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------

       1,309               -          1,975             (3)         2,655              -          3,372              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------


           -               -         (1,176)             -              -              -              -              -
       1,048               -         20,902         (1,176)        32,420              -         46,648              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------

       1,048               -         22,078         (1,176)        32,420              -         46,648              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------


      14,724               -         45,873            638         31,218              -         56,034              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------




           -               -              -              -              -              -              -              -
     278,960               -        809,251         64,933        717,667              -        508,568              -
      (3,912)              -         (6,179)          (142)        (5,448)             -         (3,853)             -
     (25,358)              -        (30,643)             -        (14,006)             -           (237)             -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------


     249,690               -        772,429         64,791        698,213              -        504,478              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------

     264,414               -        818,302         65,429        729,431              -        560,512              -




           -               -         65,429              -              -              -              -              -
------------  --------------   ------------  -------------   ------------  -------------   ------------  -------------

$    264,414  $            -   $    883,731  $      65,429   $    729,431  $           -   $    560,512  $           -
============  ==============   ============  =============   ============  =============   ============  =============

5. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995 (CONTINUED)

                                                                           COMBINED
                                                            --------------------------------------
                                                                 1996                1995
                                                                 ----                ----
INVESTMENT INCOME:
Dividends.................................................  $         176,298  $            4,673
                                                            -----------------  ------------------
EXPENSES:
Insurance charges.........................................             29,048                 113
Administrative fees.......................................             12,827                  50
                                                            -----------------  ------------------
      Net investment income (loss)........................            134,423               4,510
                                                            -----------------  ------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................          5,811,247             130,368
    Cost of investments sold..............................          5,782,288             130,375
                                                            -----------------  ------------------

      Net realized gain (loss)............................             28,959                  (7)
                                                            -----------------  ------------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period............             (2,936)                  -
    Unrealized gain (loss) end of period..................            284,211              (2,936)
                                                            -----------------  ------------------

      Net change in unrealized gain (loss) for the period.            287,147              (2,936)
                                                            -----------------  ------------------

Net increase in net assets
      resulting from operations...........................            450,529               1,567
                                                            -----------------  ------------------



UNIT TRANSACTIONS:
Participant premium payments..............................          7,516,947             233,982
Participant transfers from other Travelers accounts.......          5,671,103             130,824
Contract surrenders.......................................            (69,391)             (1,501)
Participant transfers to other Travelers accounts.........         (6,832,721)           (130,823)
                                                            -----------------  ------------------

    Net increase in net assets resulting
      from unit transactions..............................          6,285,938             232,482
                                                            -----------------  ------------------

      Net increase in net assets..........................          6,736,467             234,049



NET ASSETS:
    Beginning of period...................................            234,049                   -
                                                            -----------------  ------------------

    End of period.........................................  $       6,970,516  $          234,049
                                                            =================  ==================

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
   The Travelers Variable Life Insurance Separate Account Three:


We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the applicable periods ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the applicable periods ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account Three or Separate Account Three's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-SEP3    (Annual)    (12-96)    Printed in U.S.A.